PIMCO Equity Series

Supplement Dated June 16, 2016 to the Prospectus dated October 31, 2015, as supplemented from time to time (the “Prospectus”); and the Statement of Additional Information dated October 31, 2015,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO Dividend and Income Builder Fund (the “Fund”)

IMPORTANT NOTICE REGARDING CHANGES IN FUND NAME, INVESTMENT OBJECTIVE,

ADVISORY FEE, PRINCIPAL INVESTMENT STRATEGIES, PORTFOLIO MANAGEMENT,

PRIMARY BENCHMARK AND DIVIDEND DISTRIBUTION POLICY

Effective immediately, all references to the Fund’s name in the Prospectus and the SAI are deleted and replaced with the following:

PIMCO Dividend and Income Fund

In addition, effective immediately, the “Investment Objective” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund’s primary investment objective is to seek to provide current income that exceeds the average yield on global stocks. The Fund’s secondary objective is to seek to provide long-term capital appreciation.

In addition, effective immediately, the advisory fee for the Fund is decreased by 0.20% to 0.49%. Also, effective immediately, the contractual agreement by PIMCO to reduce its advisory fee by 0.16% of the average daily net assets of the Fund is terminated. Accordingly, this advisory fee reduction and elimination of the advisory fee waiver results in the Fund’s net Management Fees decreasing to 0.79% for Institutional and Administrative Class shares and 0.89% for Class A, Class C, Class D and Class P shares, and the Fund’s Total Annual Fund Operating Expenses decreasing to 1.00% for Institutional Class shares, 1.10% for Class P shares, 1.25% for Administrative Class shares, 1.35% for Class A and Class D shares and 2.10% for Class C shares. Accordingly, effective immediately, corresponding changes are made to the Fund’s Annual Fund Operating Expenses table and related footnotes, as well as the Expense Examples following the table. Also, effective immediately, footnotes describing the fee reduction are added to: (i) the Fund’s Management Fees table in the “Management of the Funds—Management Fees” section of the Prospectus; and (ii) the Fund’s advisory fees table in the “Management of the Funds—Management Fees” section of the Prospectus. Effective immediately, corresponding changes are made to the “Management of the Funds—Fee Limitation and Expense Limitation Agreements” section of the Prospectus and to the SAI.

In addition, effective immediately, the first three paragraphs in the “Principal Investment Strategies” section of the Fund’s Fund Summary in the Prospectus are deleted in their entirety and replaced with the following:

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of income-producing investments, and will typically invest between 60-80% of its assets in equity and equity-related securities (such portion of the Fund’s portfolio, the “Equity Sleeve”) providing exposure to a portfolio of stocks (the “RAE Income Global Portfolio”). The stocks for the Equity Sleeve are selected by the Fund’s sub-adviser, Research Affiliates, LLC (the “Sub-Adviser”) from a broad universe of global equities.

The Sub-Adviser uses the RAE® Fundamental (“RAE®”) methodology as a starting point for portfolio construction with respect to the Equity Sleeve. The RAE® methodology selects and weights stocks by fundamental measures of company size rather than by market capitalization and then incorporates additional active insights on measures such as quality and momentum, among other factors, to seek to enhance risk-adjusted returns. Selections are further refined through additional yield and financial health screens to create a portfolio that seeks to provide an attractive current yield and long-term capital appreciation. Actual stock positions in the RAE Income Global Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically.

The Sub-Adviser provides investment advisory services in connection with the Equity Sleeve’s use of the RAE Income Global Portfolio by, among other things, providing PIMCO, and the Portfolio Implementer where applicable, with the constituents and target weights in the RAE Income Global Portfolio. The Equity Sleeve seeks to remain invested in the RAE Income Global Portfolio even when the value of the RAE Income Global Portfolio is declining.

In addition, effective immediately, the last paragraph of the “Principal Investment Strategies” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund may invest a significant portion of its assets in securities and instruments that are economically tied to foreign (non-U.S.) countries. The Fund may obtain foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) without limitation. With respect to its equity investments, the Fund may invest up to 20% of its total assets in securities and instruments that are economically tied to emerging market countries. With respect to its fixed income investments, the Fund may invest without limitation in securities and instruments that are economically tied to emerging market countries.

In addition, effective immediately, the first sentence of the second paragraph of the “Investment Objectives and Policies—Foreign Securities” section of the SAI is deleted in its entirety and replaced with the following:

For those Funds (or, in the case of the PIMCO Dividend and Income Fund, the portion of the Fund’s portfolio) not sub-advised by Research Affiliates, PIMCO generally considers an instrument to be economically tied to a non-U.S. country if the issuer is a foreign government (or any political subdivision, agency, authority or instrumentality of such government), or if the issuer is organized under the laws of a non-U.S. country.

In addition, effective immediately, the first sentence of the third paragraph of the “Investment Objectives and Policies—Foreign Securities” section of the SAI is deleted in its entirety and replaced with the following:

For those Funds (or, in the case of the PIMCO Dividend and Income Fund, the portion of the Fund’s portfolio) sub-advised by Research Affiliates, Research Affiliates generally considers an instrument to be economically tied to a non-U.S. country based on the country of primary listing, the issuer’s domicile and the issuer’s country of incorporation.

In addition, effective immediately, the first sentence of the fifth paragraph of the “Investment Objectives and Policies—Foreign Securities” section of the SAI is deleted in its entirety and replaced with the following:

For those Funds (or, in the case of the PIMCO Dividend and Income Fund, the portion of the Fund’s portfolio) not sub-advised by Research Affiliates, PIMCO generally considers an instrument to be economically tied to an emerging market country if the security’s “country of exposure” is an emerging market country, as determined by the criteria set forth below.

In addition, effective immediately, the first sentence of the sixth paragraph of the “Investment Objectives and Policies—Foreign Securities” section of the SAI is deleted in its entirety and replaced with the following:

For those Funds (or, in the case of the PIMCO Dividend and Income Fund, the portion of the Fund’s portfolio) sub-advised by Research Affiliates, Research Affiliates generally considers an instrument to be economically tied to an emerging market country based on the country of primary listing, the issuer’s domicile and the issuer’s country of incorporation.

Investors should be aware that, with respect to the equity portion of the Fund’s portfolio, during the transition from the principal investment strategies in effect prior to June 16, 2016 to the currently-effective principal investment strategies described above, the Fund’s holdings of equity and equity-related securities may deviate more substantially from the positions and target weights in the RAE Income Global Portfolio than is intended to be the case, under normal conditions, once the new principal investment strategies are fully implemented. As a result, during this transition period, the Fund may experience performance that is not reflective of the performance expected based on full implementation of the currently-effective principal investment strategies described above. There is the risk that, during such transition period, the Fund could experience losses, including losses greater than, or gains less than, the losses or gains that would otherwise be incurred were the strategies fully implemented. For example, the Fund’s tracking error relative to the RAE Income Global Portfolio could be greater during the transition period, which could result in greater underperformance relative to the RAE Income Global Portfolio.

In addition, effective immediately, Research Affiliates, LLC serves as the Fund’s sub-adviser pursuant to an interim sub-advisory agreement between PIMCO and Research Affiliates, LLC. Accordingly, effective immediately, the Fund’s portfolio is jointly managed by Robert D. Arnott, Christopher J. Brightman, Daniel J. Ivascyn and Alfred T. Murata. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section of the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. Research Affiliates, LLC serves as the Fund’s sub-adviser with respect to the equity portion of the Fund’s portfolio. The Fund’s portfolio is jointly managed by Robert D. Arnott, Christopher J. Brightman, Daniel J. Ivascyn and Alfred T. Murata. Mr. Ivascyn is Group Chief Investment Officer of PIMCO. Messrs. Ivascyn and Murata are Managing Directors of PIMCO. Mr. Arnott is Chairman and Founder of Research Affiliates, LLC. Mr. Brightman is Chief Investment Officer of Research Affiliates, LLC. Messrs. Arnott and Brightman are responsible for equity investments. Messrs. Ivascyn and Murata are responsible for fixed income investments. Messrs. Ivascyn and Murata have managed the Fund since October 2013. Messrs. Arnott and Brightman have managed the Fund since June 2016.

In addition, effective immediately, PIMCO and Research Affiliates, LLC have engaged Parametric Portfolio Associates LLC as the Fund’s portfolio implementer pursuant to an interim portfolio implementation agreement. Accordingly, effective immediately, the first paragraph of the “Management of the Funds—Sub-Adviser and Portfolio Implementer” section in the Prospectus is deleted and replaced with the following:

PIMCO has engaged Research Affiliates, LLC, a California limited liability company (“Research Affiliates” or “Sub-Adviser”), to serve as sub-adviser to the PIMCO RAE Fundamental Emerging Markets Fund, PIMCO RAE Fundamental Global ex-US Fund, PIMCO RAE Fundamental Global Fund, PIMCO RAE Fundamental International Fund, PIMCO RAE Fundamental US Fund and PIMCO RAE Fundamental US Small Fund (the “PIMCO RAE Fundamental Funds”) and, with respect to the equity portion of its portfolio, the PIMCO Dividend and Income Fund. Research Affiliates is located at 620 Newport Center Drive, Suite 900, Newport Beach, CA 92660. PIMCO and Research Affiliates have also engaged Parametric Portfolio Associates LLC (“Parametric”) to implement the PIMCO RAE Fundamental Funds’ investment strategies and, with respect to the equity portion of its portfolio, the PIMCO Dividend and Income Fund’s investment strategies. Parametric is located at 1918 Eighth Ave., Suite 3100, Seattle WA 98101.

In addition, effective immediately, disclosure concerning the portfolio managers of the Fund in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Dividend and Income Fund	Robert D. Arnott	6/16	Chairman, Founder, Research Affiliates, LLC, since July 2002. Previously, Mr. Arnott was Chairman of First Quadrant, L.P. until April 2004. He joined First Quadrant in April 1988.
PIMCO RAE Fundamental Emerging Markets Fund		6/15*
PIMCO RAE Fundamental Global ex-US Fund		6/15*
PIMCO RAE Fundamental Global Fund		6/15*
PIMCO RAE Fundamental International Fund		6/15*
PIMCO RAE Fundamental US Fund		6/15*
PIMCO RAE Fundamental US Small Fund		6/15*

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Dividend and Income Fund	Christopher J. Brightman	6/16

Chief Investment Officer, Research Affiliates, LLC, since April 2014. Previously at Research Affiliates, LLC, Mr. Brightman served as a Managing Director and Head of Investment Management. Prior to joining Research Affiliates in 2010, Mr. Brightman was chief executive officer of the University of Virginia Investment Management Company.

PIMCO RAE Fundamental Emerging Markets Fund		6/15*
PIMCO RAE Fundamental Global ex-US Fund		6/15*
PIMCO RAE Fundamental Global Fund		6/15*
PIMCO RAE Fundamental International Fund		6/15*
PIMCO RAE Fundamental US Fund		6/15*
PIMCO RAE Fundamental US Small Fund		6/15*

PIMCO Balanced Income Fund	Daniel J. Ivascyn	3/14*

Group Chief Investment Officer and Managing Director, PIMCO. Mr. Ivascyn joined PIMCO in 1998, previously having been associated with Bear Stearns in the asset backed securities group, as well as T. Rowe Price and Fidelity Investments.

PIMCO Dividend and Income Fund		10/13

PIMCO Balanced Income Fund	Alfred T. Murata	3/14*

Managing Director, PIMCO. Mr. Murata is a portfolio manager on the mortgage credit team. Prior to joining PIMCO in 2001, he researched and implemented exotic equity and interest rate derivatives at Nikko Financial Technologies.

PIMCO Dividend and Income Fund		10/13

*	Inception of the Fund

In addition, effective immediately, the Fund’s primary broad-based securities market index is the MSCI World Index, and the Fund’s secondary benchmark index is a blend of 75% MSCI World Index/25% Barclays Global Aggregate USD Unhedged. Accordingly, effective immediately, the second paragraph of the “Performance Information” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund measures its performance against two benchmarks. Effective June 16, 2016, the Fund’s primary benchmark is the MSCI World Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 23 developed market country indices. Effective June 16, 2016, the Fund’s secondary benchmark is a blend of 75% MSCI World Index/25% Barclays Global Aggregate USD Unhedged. Barclays Global Aggregate USD Unhedged provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities. The Fund’s new primary benchmark and secondary benchmark were selected as their uses are more closely aligned with the Fund’s principal investment strategies. Prior to June 16, 2016, the Fund’s primary benchmark was the MSCI All Country World Index and the Fund’s secondary benchmark was a blend of 75% MSCI All Country World Index/25% Barclays Global Aggregate USD Unhedged. The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 46 country indices comprising 23 developed and 23 emerging market country indices.

In addition, effective immediately, corresponding changes are made to the Average Annual Total Returns Table in the “Performance Information” section of the Fund’s Fund Summary in the Prospectus, and the following disclosure is added above the row relating to the MSCI All Country World Index in the Average Annual Total Returns Table:

	1 Year	Since Inception (12/14/2011)
MSCI World Index	4.94%	16.67%

In addition, effective immediately, the following disclosure is added above the row relating to the 75% MSCI All Country World Index/25% Barclays Global Aggregate USD Unhedged in the Average Annual Total Returns Table in the “Performance Information” section of the Fund’s Fund Summary in the Prospectus:

	1 Year	Since Inception (12/14/2011)
75% MSCI World Index/25% Barclays Global Aggregate USD Unhedged	3.88%	12.65%

In addition, effective immediately, the following is added to the “Principal Risks” section of the Fund’s Fund Summary in the Prospectus:

Model Risk:  the risk that the Fund’s investment models used in making investment allocation decisions may not adequately take into account certain factors and may result in a decline in the value of an investment in the Fund

In addition, effective immediately, the Fund intends to declare and distribute income dividends quarterly to shareholders of record. Accordingly, corresponding changes are made in the table in the “Fund Distributions” section in the Prospectus.

Investors Should Retain This Supplement for Future Reference

PES_SUPP1_061616

PIMCO Equity Series

Supplement dated June 16, 2016 to the Statement of Additional Information dated October 31, 2015,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO Dividend and Income Builder Fund (the “Fund”)

Effective immediately, the Fund is sub-advised by Research Affiliates, LLC pursuant to an interim sub-advisory agreement, and Parametric Portfolio Associates LLC provides portfolio implementation services to the Fund pursuant to an interim portfolio implementation agreement.

Accordingly, effective immediately, the first paragraph and the table immediately following the first paragraph in the subsection titled “Management of the Trust—Sub-Advisory Agreement” in the SAI are deleted in their entirety and replaced with the following:

PIMCO employs Research Affiliates to provide sub-advisory services to the PIMCO RAE Fundamental Funds pursuant to the Research Affiliates Sub-Advisory Agreement and to the PIMCO Dividend and Income Fund pursuant to an interim sub-advisory agreement (“Interim Sub-Advisory Agreement”). Under the Research Affiliates Sub-Advisory Agreement and the Interim Sub-Advisory Agreement, Research Affiliates is responsible for providing, subject to the supervision of PIMCO, investment advisory services in connection with each Fund’s exposure (or, in the case of the Interim Sub-Advisory Agreement, the exposure of the equity portion of the PIMCO Dividend and Income Fund’s portfolio) to the proprietary portfolio listed beside each Fund’s name (each, an “Indicative Portfolio”). More specifically, Research Affiliates will provide Parametric, and PIMCO where applicable, with the constituents and target weights in the relevant Indicative Portfolio. Research Affiliates is not compensated directly by the PIMCO RAE Fundamental Funds or by the PIMCO Dividend and Income Fund, but is paid by PIMCO.

Fund	Indicative Portfolio(s)
PIMCO RAE Fundamental Emerging Markets Fund	RAE Fundamental Emerging Markets Portfolio
PIMCO RAE Fundamental International Fund	RAE Fundamental International Portfolio
PIMCO RAE Fundamental US Fund	RAE Fundamental US Portfolio
PIMCO RAE Fundamental US Small Fund	RAE Fundamental US Small Portfolio
PIMCO Dividend and Income Fund (equity portion)	RAE Income Global Portfolio

In addition, effective immediately, the following is added after the third paragraph in the subsection titled “Management of the Trust—Sub-Advisory Agreement” in the SAI:

With respect to the PIMCO Dividend and Income Fund, Research Affiliates is paid a fee based upon the average daily value of the net assets of the PIMCO Dividend and Income Fund attributable to the equity portion of its portfolio. If any investment company, separate account, sub-advised account, other pooled vehicle or other account which is (i) sponsored or advised by PIMCO, (ii) sub-advised by Research Affiliates pursuant to an agreement wherein Research Affiliates is primarily responsible for determining how the assets of such pooled vehicle or account are to be allocated and (iii) eligible to invest in the PIMCO Dividend and Income Fund (“PIMCO/RA Managed Account”) invests in the PIMCO Dividend and Income Fund, Research Affiliates will, subject to applicable law, waive any fee to which it would be entitled under the Interim Sub-Advisory Agreement with respect to any assets of a PIMCO/RA Managed Account invested in the PIMCO Dividend and Income Fund. By way of clarification, any assets of a PIMCO/RA Managed Account invested in the PIMCO Dividend and Income Fund shall be excluded when the PIMCO Dividend and Income Fund’s net assets attributable to the equity portion of its portfolio are valued for the purpose of calculating the applicable fees payable to Research Affiliates under the Interim Sub-Advisory Agreement.

In addition, effective immediately, the final paragraph in the subsection titled “Management of the Trust—Sub-Advisory Agreement” in the SAI is deleted and replaced with the following:

Under the terms of each of the Research Affiliates Sub-Advisory Agreement and the Interim Sub-Advisory Agreement, Research Affiliates is obligated to provide advice to the PIMCO RAE Fundamental Funds and the PIMCO Dividend and Income Fund, respectively, in accordance with applicable laws and regulations. The Research Affiliates Sub-Advisory Agreement will continue in effect with respect to the PIMCO RAE Fundamental Funds for two years from its effective date, and thereafter on a yearly basis provided such continuance is approved annually with respect to each such Fund: (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Board of Trustees; and (ii) by a majority of the independent Trustees. The Research Affiliates Sub-Advisory Agreement may be terminated, without penalty, with respect to a Fund by: (i) a vote of the majority of such Fund’s outstanding voting securities; (ii) a vote of a majority of the Board of Trustees upon 60 days’ written notice; (iii) PIMCO upon 60 days’ written notice; or (iv) Research Affiliates upon 60 days’ written notice. The Research Affiliates Sub-Advisory Agreement will terminate automatically in the event of its assignment. The Interim Sub-Advisory Agreement will continue in effect for a period of not more than 150 days. The Interim Sub-Advisory Agreement may be terminated with respect to the PIMCO Dividend and Income Fund at any time, without the payment of any penalty, by: (i) a vote of a majority of the outstanding voting securities of such Fund on not more than 10 calendar days’ written notice; (ii) a vote of a majority of the Board of Trustees on not more than 10 calendar days’ written notice; (iii) PIMCO on 60 days’ written notice; or (iv) Research Affiliates on 60 days’ written notice. The Interim Sub-Advisory Agreement will terminate automatically in the event of its assignment.

In addition, effective immediately, the first paragraph in the subsection titled “Management of the Trust—Portfolio Implementation Agreement” in the SAI is deleted in its entirety and replaced with the following:

Pursuant to the Portfolio Implementation Agreement, the Portfolio Implementer is responsible for effecting all portfolio transactions on behalf of the PIMCO RAE Fundamental Emerging Markets Fund, PIMCO RAE Fundamental Global Fund, PIMCO RAE Fundamental Global ex-US Fund, PIMCO RAE Fundamental International Fund, PIMCO RAE Fundamental US Fund and PIMCO RAE Fundamental US Small Fund, subject to the direct supervision of Research Affiliates and ultimate supervision of PIMCO. Pursuant to an interim portfolio implementation agreement (“Interim Portfolio Implementation Agreement”), the Portfolio Implementer is responsible for effecting all portfolio transactions on behalf of the equity portion of the PIMCO Dividend and Income Fund’s portfolio, subject to the direct supervision of Research Affiliates and ultimate supervision of PIMCO. The Portfolio Implementer shall have discretion to execute all portfolio transactions on behalf of each PIMCO RAE Fundamental Fund, and all transactions of the equity portion of the PIMCO Dividend and Income Fund, necessary to implement the relevant Indicative Portfolio specified by Research Affiliates for such Fund. In exercising such discretion, the Portfolio Implementer will seek to limit tracking error from the Indicative Portfolio but may allow a Fund’s portfolio (or the equity portion of the PIMCO Dividend and Income Fund’s portfolio) to vary from the Indicative Portfolio subject to the supervision of Research Affiliates. Additionally, the Portfolio Implementer may, in its sole discretion but subject to any restrictions communicated to the Portfolio Implementer by Research Affiliates in writing, decline to purchase a security specified in an Indicative Portfolio, or decide to substitute a security specified in an Indicative Portfolio (an “Original Security”) for an alternative security (a “Substitute Security”), provided that such Substitute Security provides similar economic exposure as the Original Security. Parametric’s ability to exercise this limited discretion is subject to any guidelines, limitations or restrictions provided by Research Affiliates or PIMCO. Parametric is not compensated directly by the PIMCO RAE Fundamental Funds or by the PIMCO Dividend and Income Fund, but is paid by PIMCO.

In addition, effective immediately, the third paragraph in the subsection titled “Management of the Trust— Portfolio Implementation Agreement” in the SAI is deleted in its entirety and replaced with the following:

With respect to the PIMCO Dividend and Income Fund, PIMCO will pay the Portfolio Implementer a fee based upon the average daily value of the net assets of the Fund, together with a flat annual fee, pursuant to the terms of the Interim Portfolio Implementation Agreement. If any investment company, separate account, sub-advised account, other pooled vehicle or other account which is (i) sponsored or advised by PIMCO, (ii) sub-advised by Research Affiliates pursuant to an agreement wherein Research Affiliates is primarily responsible for determining how the assets of such pooled vehicle or account are to be allocated, (iii) provided portfolio implementation services by Parametric and (iv) eligible to invest in the PIMCO Dividend and Income Fund (“PIMCO/RA/PPA Managed Account”) invests in the PIMCO Dividend and Income Fund, Parametric will, subject to applicable law, waive any fee to which it would be entitled under the Interim Portfolio Implementation Agreement with respect to any assets of a PIMCO/RA/PPA Managed Account invested in the PIMCO Dividend and Income Fund. By way of clarification, any assets of a PIMCO/RA/PPA Managed Account invested in the PIMCO Dividend and Income Fund shall be excluded when the PIMCO Dividend and Income Fund’s net assets attributable to the equity portion of its portfolio are valued for the purpose of calculating the applicable fees payable to Parametric under the Interim Portfolio Implementation Agreement.

Under the terms of the Portfolio Implementation Agreement and the Interim Portfolio Implementation Agreement, the Portfolio Implementer is obligated to provide services to the PIMCO RAE Fundamental Funds and the PIMCO Dividend and Income Fund, respectively, in accordance with applicable laws and regulations. The Portfolio Implementation Agreement will continue in effect with respect to the PIMCO RAE Fundamental Funds for two years from its effective date, and thereafter on a yearly basis provided such continuance is approved annually with respect to each such Fund: (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Board of Trustees; and (ii) by a majority of the independent Trustees. The Portfolio Implementation Agreement may be terminated, without penalty, with respect to a Fund by: (i) a vote of the majority of such Fund’s outstanding voting securities; (ii) a vote of a majority of the Board of Trustees upon 60 days’ written notice; (iii) PIMCO and Research Affiliates upon 60 days’ written notice; or (iv) the Portfolio Implementer upon 60 days’ written notice. The Portfolio Implementation Agreement will terminate automatically in the event of its assignment. The Interim Portfolio Implementation Agreement will continue in effect for a period of not more than 150 days. The Interim Portfolio Implementation Agreement may be terminated with respect to the PIMCO Dividend and Income Fund at any time, without the payment of any penalty, by: (i) a vote of a majority of the outstanding voting securities of such Fund on not more than 10 calendar days’ written notice; (ii) a vote of a majority of the Board of Trustees on not more than 10 calendar days’ written notice; (iii) PIMCO and Research Affiliates on 60 days’ written notice; or (iv) the Portfolio Implementer on 60 days’ written notice. The Interim Portfolio Implementation Agreement will terminate automatically in the event of its assignment.

In addition, effective immediately, the first sentence of the sixth paragraph in the subsection titled “Management of the Trust—Proxy Voting Policies and Procedures” in the SAI is deleted in its entirety and replaced with the following:

With respect to the PIMCO RAE Fundamental Emerging Markets Fund, PIMCO RAE Fundamental Global Fund, PIMCO RAE Fundamental Global ex-US Fund, PIMCO RAE Fundamental International Fund, PIMCO RAE Fundamental US Fund and PIMCO RAE Fundamental US Small Fund, and the equity portion of the PIMCO Dividend and Income Fund’s portfolio, authority for voting proxies has been delegated to Research Affiliates.

Effective immediately, the Fund is jointly managed by Robert D. Arnott, Christopher J. Brightman, Daniel J. Ivascyn and Alfred T. Murata. Therefore, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers–Other Accounts Managed” in the SAI.

In addition, effective immediately, the following sentence is added to the end of the paragraph immediately preceding the above table:

Effective June 16, 2016, the PIMCO Dividend and Income Fund is jointly managed by Robert D. Arnott, Christopher J. Brightman, Daniel J. Ivascyn and Alfred T. Murata.

In addition, effective immediately, corresponding changes are made in the table in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI.

Investors Should Retain This Supplement for Future Reference

PES_SUPP2_061616